Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.86%
Aerospace & Defense–1.75%
General Electric Co.	53,023	$10,612,553
Textron, Inc.	193,730	13,996,993
		24,609,546
Air Freight & Logistics–1.58%
FedEx Corp.	90,890	22,157,164
Asset Management & Custody Banks–1.71%
State Street Corp.	267,613	23,959,392
Brewers–0.93%
Anheuser-Busch InBev S.A./N.V. (Belgium)	213,339	13,116,383
Broadline Retail–1.25%
eBay, Inc.(b)	258,471	17,506,241
Building Products–1.62%
Johnson Controls International PLC	283,365	22,700,370
Cable & Satellite–1.96%
Charter Communications, Inc., Class A(c)	38,826	14,308,546
Comcast Corp., Class A	359,165	13,253,188
		27,561,734
Casinos & Gaming–0.90%
Las Vegas Sands Corp.	327,426	12,648,466
Communications Equipment–3.26%
Cisco Systems, Inc.	566,149	34,937,055
F5, Inc.(c)	40,738	10,847,307
		45,784,362
Construction Machinery & Heavy Transportation Equipment– 2.53%
Caterpillar, Inc.	48,952	16,144,370
Wabtec Corp.	107,018	19,407,714
		35,552,084
Diversified Banks–8.93%
Bank of America Corp.	1,000,090	41,733,756
Citigroup, Inc.(b)	304,494	21,616,029
Fifth Third Bancorp	479,553	18,798,477
Wells Fargo & Co.	601,444	43,177,665
		125,325,927
Electric Utilities–0.36%
Evergy, Inc.	74,350	5,126,433
Electrical Components & Equipment–2.75%
Eaton Corp. PLC	69,726	18,953,619
Emerson Electric Co.	178,768	19,600,123
		38,553,742
Fertilizers & Agricultural Chemicals–2.22%
CF Industries Holdings, Inc.	175,063	13,681,174
Shares		Value
Fertilizers & Agricultural Chemicals–(continued)
Corteva, Inc.	277,427	$17,458,481
		31,139,655
Food Distributors–1.83%
Sysco Corp.(b)	342,158	25,675,536
Health Care Distributors–0.90%
Henry Schein, Inc.(c)	183,657	12,578,668
Health Care Equipment–3.47%
Baxter International, Inc.	197,493	6,760,186
Becton, Dickinson and Co.	74,472	17,058,556
GE HealthCare Technologies, Inc.	127,299	10,274,302
Medtronic PLC	163,487	14,690,942
		48,783,986
Health Care Services–2.33%
CVS Health Corp.(b)	482,811	32,710,445
Household Products–3.29%
Kimberly-Clark Corp.	166,154	23,630,422
Reckitt Benckiser Group PLC (United Kingdom)	334,729	22,634,523
		46,264,945
Integrated Oil & Gas–5.13%
Chevron Corp.	178,663	29,888,533
Exxon Mobil Corp.	154,203	18,339,363
Suncor Energy, Inc. (Canada)	615,937	23,849,081
		72,076,977
Interactive Media & Services–3.87%
Alphabet, Inc., Class A	168,740	26,093,954
Meta Platforms, Inc., Class A	49,033	28,260,660
		54,354,614
Investment Banking & Brokerage–0.69%
Goldman Sachs Group, Inc. (The)	10,552	5,764,452
Morgan Stanley	33,619	3,922,329
		9,686,781
IT Consulting & Other Services–2.28%
Cognizant Technology Solutions Corp., Class A	287,453	21,990,155
DXC Technology Co.(b)(c)	585,248	9,978,478
		31,968,633
Life & Health Insurance–1.03%
MetLife, Inc.	179,574	14,417,996
Life Sciences Tools & Services–1.10%
ICON PLC(c)	42,897	7,506,546
IQVIA Holdings, Inc.(c)	45,034	7,939,494
		15,446,040
Managed Health Care–3.35%
Elevance Health, Inc.	58,782	25,567,819
Humana, Inc.	30,854	8,163,968
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	25,464	$13,336,770
		47,068,557
Movies & Entertainment–2.07%
Universal Music Group N.V. (Netherlands)	275,558	7,608,981
Walt Disney Co. (The)	134,015	13,227,281
Warner Bros. Discovery, Inc.(c)	769,390	8,255,555
		29,091,817
Multi-line Insurance–1.79%
American International Group, Inc.	288,540	25,085,668
Multi-Utilities–2.81%
Dominion Energy, Inc.	316,041	17,720,419
Sempra	305,404	21,793,629
		39,514,048
Oil & Gas Equipment & Services–0.60%
Tenaris S.A.	432,375	8,461,032
Oil & Gas Exploration & Production–3.00%
ConocoPhillips	189,736	19,926,074
EQT Corp.	200,044	10,688,351
Hess Corp.	72,234	11,537,937
		42,152,362
Oil & Gas Storage & Transportation–0.89%
Cheniere Energy, Inc.	53,960	12,486,344
Paper & Plastic Packaging Products & Materials–0.90%
International Paper Co.(b)	237,986	12,696,553
Pharmaceuticals–7.22%
AstraZeneca PLC (United Kingdom)	143,573	21,082,927
Bristol-Myers Squibb Co.	198,234	12,090,292
Johnson & Johnson	146,509	24,297,052
Merck & Co., Inc.	203,718	18,285,728
Sanofi S.A., ADR	462,216	25,634,499
		101,390,498
Property & Casualty Insurance–1.11%
Allstate Corp. (The)	74,973	15,524,659
Regional Banks–4.17%
Citizens Financial Group, Inc.	526,381	21,565,830
Huntington Bancshares, Inc.	1,378,494	20,691,195
M&T Bank Corp.	91,300	16,319,875
		58,576,900
Restaurants–2.95%
Domino’s Pizza, Inc.	28,438	13,065,839
Restaurant Brands International, Inc. (Canada)	192,890	12,858,440
Shares		Value
Restaurants–(continued)
Starbucks Corp.	157,861	$15,484,585
		41,408,864
Semiconductors–2.97%
Intel Corp.	469,152	10,654,442
NXP Semiconductors N.V. (China)	104,884	19,934,253
QUALCOMM, Inc.	72,521	11,139,951
		41,728,646
Soft Drinks & Non-alcoholic Beverages–2.80%
Coca-Cola Co. (The)	263,180	18,848,952
Keurig Dr Pepper, Inc.	596,093	20,398,302
		39,247,254
Systems Software–2.33%
Microsoft Corp.	87,138	32,710,734
Telecom Tower REITs–0.40%
SBA Communications Corp., Class A	25,389	5,585,834
Tobacco–2.11%
Philip Morris International, Inc.	186,237	29,561,399
Wireless Telecommunication Services–0.72%
T-Mobile US, Inc.	37,971	10,127,245
Total Common Stocks & Other Equity Interests (Cost $931,380,426)		1,402,124,534
Money Market Funds–1.61%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	7,917,405	7,917,405
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	14,702,910	14,702,910
Total Money Market Funds (Cost $22,620,315)		22,620,315
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.47% (Cost $954,000,741)		1,424,744,849
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.45%
Invesco Private Government Fund, 4.34%(d)(e)(f)	13,389,278	13,389,278
Invesco Private Prime Fund, 4.46%(d)(e)(f)	34,944,593	34,955,076
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,344,354)		48,344,354
TOTAL INVESTMENTS IN SECURITIES–104.92% (Cost $1,002,345,095)		1,473,089,203
OTHER ASSETS LESS LIABILITIES—(4.92)%		(69,020,524)
NET ASSETS–100.00%		$1,404,068,679
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,946,450	$18,957,550	$(21,986,595)	$-	$-	$7,917,405	$82,429
Invesco Treasury Portfolio, Institutional Class	20,328,278	35,206,879	(40,832,247)	-	-	14,702,910	151,817
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,751,088	156,058,804	(166,420,614)	-	-	13,389,278	275,428*
Invesco Private Prime Fund	61,891,507	347,203,093	(374,139,524)	-	-	34,955,076	752,276*
Total	$116,917,323	$557,426,326	$(603,378,980)	$-	$-	$70,964,669	$1,261,950

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/10/2025	Canadian Imperial Bank of Commerce	CAD	743,864	USD	520,672	$3,534
04/10/2025	Deutsche Bank AG	CAD	1,355,153	USD	948,405	6,294
04/10/2025	Goldman Sachs International	CAD	2,134,486	USD	1,490,575	6,667
04/10/2025	J.P. Morgan Chase Bank, N.A.	GBP	374,397	USD	483,848	231
04/10/2025	J.P. Morgan Chase Bank, N.A.	USD	738,093	EUR	683,197	957
Subtotal—Appreciation						17,683
Currency Risk
04/10/2025	Barclays Bank PLC	EUR	576,993	USD	623,551	(614)
04/10/2025	Canadian Imperial Bank of Commerce	CAD	22,028,731	USD	15,192,792	(121,720)
04/10/2025	Canadian Imperial Bank of Commerce	GBP	17,658,249	USD	22,556,837	(252,740)
04/10/2025	Canadian Imperial Bank of Commerce	USD	572,570	GBP	442,454	(1,042)
04/10/2025	Deutsche Bank AG	USD	608,646	EUR	557,983	(5,045)
04/10/2025	Deutsche Bank AG	USD	559,802	GBP	431,663	(2,213)
04/10/2025	J.P. Morgan Chase Bank, N.A.	USD	459,037	CAD	658,963	(922)
04/10/2025	Royal Bank of Canada	CAD	1,268,977	USD	879,402	(2,799)
04/10/2025	Royal Bank of Canada	EUR	25,988,904	USD	27,545,847	(567,741)
04/10/2025	Royal Bank of Canada	USD	577,998	CAD	827,349	(2,819)
04/10/2025	State Street Bank & Trust Co.	USD	455,410	GBP	351,741	(1,058)
Subtotal—Depreciation						(958,713)
Total Forward Foreign Currency Contracts						$(941,030)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,329,220,688	$72,903,846	$—	$1,402,124,534
Money Market Funds	22,620,315	48,344,354	—	70,964,669
Total Investments in Securities	1,351,841,003	121,248,200	—	1,473,089,203
Other Investments - Assets*
Forward Foreign Currency Contracts	—	17,683	—	17,683
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(958,713)	—	(958,713)
Total Other Investments	—	(941,030)	—	(941,030)
Total Investments	$1,351,841,003	$120,307,170	$—	$1,472,148,173

*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund